SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Information
Schedule of Segment Results

	Year Ended December 31, 2019 (As adjusted)
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	134,210	12,969	—	147,179

Segment loss before income tax	(43,557)	(964)	(4,781)	(49,302)

Income tax benefit				1,374

Loss for the year				(47,928)

Other items
Depreciation of property, plant and equipment	(468)	(62)	(4)	(534)
Depreciation of right of use assets	(629)	(34)	(1,153)	(1,816)
Amortization of intangible assets	(1,185)	—	—	(1,185)
Impairment losses on financial assets
- Trade receivables	(7,673)	—	—	(7,673)
- Contract assets	(33)	—	—	(33)
- Amounts due from related companies	(1,109)	—	(552)	(1,661)
Impairment loss on intangible assets	(16,662)	—	—	(16,662)
Impairment loss on goodwill	(31,478)	—	—	(31,478)
Other income	1,430	—	1	1,431
Finance costs	(273)	(2)	(65)	(340)
Finance income	12,792	1	15	12,808

As of December 31, 2019 (As adjusted)

Segment assets	335,858	4,268	51,702	391,828

Unallocated assets:
Deferred tax assets				3,132

Total assets				394,960

Segment liabilities	121,318	6,560	77,070	204,948

Unallocated liabilities:
Deferred tax liabilities				150
Income tax payable				24,161

Total liabilities				229,259

For the year ended December 31, 2020, the segment results were as follows:

	Year Ended December 31, 2020 (As adjusted)
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	35,631	6,867	—	42,498

Segment (loss)/profit before income tax	(112)	(682)	24,973	24,179

Income tax expense				(1,258)

Profit for the year				22,921

Other items
Depreciation of property, plant and equipment	(500)	(62)	(3)	(565)
Depreciation of right of use assets	(687)	—	(976)	(1,663)
Amortization of intangible assets	(156)	—	—	(156)
Impairment (losses)/reversal on financial assets
- Trade receivables	(4,544)	—	—	(4,544)
- Contract assets	(172)	—	—	(172)
- Amounts due from related companies	334	—	220	554
Fair value gain on financial instrument	—	—	31,334	31,334
Other income	1,415	200	1	1,616
Finance costs	(3,687)	(1)	(61)	(3,749)
Finance income	15,449	1	18	15,468

As of December 31, 2020 (As adjusted)

Segment assets	337,050	39	190,047	527,136

Unallocated assets:
Deferred tax assets				2,920

Total assets				530,056

Segment liabilities	116,140	3,013	90,066	209,219

Unallocated liabilities:
Deferred tax liabilities				10,426
Income tax payable				18,612

Total liabilities				238,257

For the year ended December 31, 2021, the segment results were as follows:

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	CNY	CNY	CNY	CNY

Revenues from external customers	18,735	—	—	18,735

Segment loss before income tax	(7,216)	(161)	(45,459)	(52,836)

Income tax expense				(2,135)

Loss for the year				(54,971)

Other items
Depreciation of property, plant and equipment	(445)	(62)	(3)	(510)
Depreciation of right of use assets	(647)	—	(719)	(1,366)
Amortization of intangible assets	(884)	—	—	(884)
Impairment (losses)/reversal on financial assets
- Trade receivables	(3,840)	—	—	(3,840)
- Contract assets	(357)	—	—	(357)
- Other receivables	—	—	(239)	(239)
- Amounts due from related companies	775	—	331	1,106
Fair value loss on financial instruments, net	—	—	(38,349)	(38,349)
Other (losses)/income	(782)	600	(1)	(183)
Finance costs	(4,192)	(1)	(166)	(4,359)
Finance income	13,537	1	3,397	16,935

As of December 31, 2021

Segment assets	390,895	321	22,166	413,382

Reconciliation:
Elimination of inter-segment receivables				(80,000)

Unallocated assets:
Deferred tax assets				66

Total assets				333,448

Segment liabilities	113,124	3,294	103,195	219,613

Reconciliation:
Elimination of inter-segment payables				(80,000)

Unallocated liabilities:
Deferred tax liabilities				2,544
Income tax payable				9,254

Total liabilities				151,411

For the year ended December 31, 2021, the segment results were as follows (continued):

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Corporate activities	Total
	US$	US$	US$	US$

Revenues from external customers	2,948	—	—	2,948

Segment loss before income tax	(1,135)	(25)	(7,153)	(8,313)

Income tax expense				(336)

Loss for the year				(8,649)

Other items
Depreciation of property, plant and equipment	(70)	(10)	—	(80)
Depreciation of right of use assets	(102)	—	(113)	(215)
Amortization of intangible assets	(139)	—	—	(139)
Impairment (losses)/reversal on financial assets
- Trade receivables	(604)	—	—	(604)
- Contract assets	(56)	—	—	(56)
- Other receivables	—	—	(38)	(38)
- Amounts due from related companies	122	—	52	174
Other (losses)/income	(123)	94	—	(29)
Fair value loss on financial instruments, net	—	—	(6,034)	(6,034)
Finance costs	(660)	—	(26)	(686)
Finance income	2,131	—	534	2,665

As of December 31, 2021

Segment assets	61,501	51	3,487	65,039

Reconciliation:
Elimination of inter-segment receivables				(12,587)

Unallocated assets:
Deferred tax assets				10

Total assets				52,462

Segment liabilities	17,798	518	16,235	34,551

Reconciliation:
Elimination of inter-segment payables				(12,587)

Unallocated liabilities:
Deferred tax liabilities				401
Income tax payable				1,456

Total liabilities				23,821

Geographical information

(a)	Non-current assets

Schedule of Non-current assets

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Mainland China	4,327	22,905	3,603
Hong Kong	1,079	360	57

Total	5,406	23,265	3,660